Income Taxes (Details) - Schedule of Net Deferred Taxes - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of net deferred taxes [Abstract]
Net benefit from tax loss carryforwards	$ 4,337,728	$ 3,485,243
Deferred revenues	264,997	264,997
Other, net
Valuation allowance	(4,602,725)	(3,750,239)
Net deferred taxes